Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-term and long-term borrowings
Summary of short-term borrowings

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings, including short-term portions of long-term borrowings	7,517	7,277	1,025
Long-term borrowings	11,959	10,395	1,464

Summary of repayments of principal amounts of the long-term borrowing

As of December 31,
2023
RMB
2025	5,201
2026	2,370
2027	1,130
2028 and thereafter	1,694
Total	10,395